Dispositions - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			12 Months Ended				3 Months Ended	12 Months Ended
	May 31, 2011	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 EPSA [Member]	Dec. 31, 2012 Antelope Project [Member]	Mar. 31, 2013 Harvest Holding [Member] HNR Energia [Member]	Dec. 31, 2012 Harvest Holding [Member] HNR Energia [Member]	Mar. 31, 2013 Petrodelta's [Member]	Dec. 31, 2012 Petrodelta's [Member]
Dispositions Textual [Abstract]
Cash purchase price for share purchase agreement							$ 725,000,000	$ 725,000,000
Partner interest in equity method investee									60.00%	60.00%
Impaired carrying value					6,400,000
Proceeds from sale of projects	217,800,000
Closed transaction to sell						May 17, 2011
Effective date of sale						Mar. 01, 2011
Expense related to settlement of royalty payments		100,000
Write-offs of notes receivable						5,200,000
Accounts payable - carry obligation			3,596,000	3,596,000		3,600,000
Accrued interest with note receivable			$ 3,335,000	$ 3,335,000